Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Mar. 31, 2014	Nov. 30, 2013	Aug. 31, 2013	Dec. 31, 2011
Income Taxes [Line Items]
Valuation allowance amount		$ 2,463,000				$ 2,463,000	$ 362,000
Tax carryforward limitation description						Events that may cause changes in the Company's tax carryovers include, but are not limited to, a cumulative ownership change of more than 50.0% over a three-year period.
Unrecorded benefit net operating loss carryforwards		382,000				$ 382,000
Tax basis in Spanish intangibles						2,770,000
Cumulative earning in foreign subsidiaries		28,012,000				28,012,000	16,741,000	$ 20,681,000
Unrecognized tax benefits offset against related deferred tax asset						3,663,000	3,177,000	1,242,000
Unrecognized tax benefit impacting effective tax rate		9,122,000				9,122,000	7,555,000	5,265,000
Unrecognized tax benefits		10,074,000				10,074,000	7,555,000	5,590,000					$ 3,658,000
Income tax expense	$ 5,625,000		$ 845,000	$ 9,757,000	$ 5,909,000	7,272,000	11,724,000	13,175,000
Effective income tax rate, expense (Benefit) of wholly owned subsidiaries, amount			$ (2,500,000)			(2,166,000)	(1,191,000)	$ (2,481,000)
Foreign Loss Carryforwards [Member]
Income Taxes [Line Items]
Additional paid-in capital upon utilization of net operating loss and credit carryforwards						750,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Additional paid-in capital upon utilization of net operating loss and credit carryforwards						10,323,000
several jurisdictions [Member]
Income Taxes [Line Items]
Unrecognized tax benefits		1,611,000				1,611,000
Unrecognized tax benefits that could change over the next 12 months		726,000				$ 726,000
Minimum [Member] | United States [Member]
Income Taxes [Line Items]
Open tax years						2011
Minimum [Member] | Adjustment to Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Open tax years						2005
Maximum [Member] | United States [Member]
Income Taxes [Line Items]
Open tax years						2013
Maximum [Member] | Adjustment to Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Open tax years						2010
Error Correction [Member]
Income Taxes [Line Items]
Increase in income tax expense		796,000
Adjustments to Prior Period Errors [Member]
Income Taxes [Line Items]
Income tax expense				$ (400,000)
Subsidiaries in Singapore and Switzerland [Member]
Income Taxes [Line Items]
Valuation allowance amount		1,920,000				$ 1,920,000	0
Travelmob [Member]
Income Taxes [Line Items]
Percentage of interest in outstanding stock												68.50%
Deferred tax liability							$ 513,000					$ 513,000
Percentage of ownership interest							68.50%					100.00%
Stayz [Member]
Income Taxes [Line Items]
Deferred tax liability							$ 5,313,000
Percentage of ownership interest							100.00%
Valuation allowance amount							$ 1,397,000
Glad to Have You Inc [Member]
Income Taxes [Line Items]
Deferred tax liability		$ 1,653,000				$ 1,653,000				$ 1,653,000
Percentage of ownership interest										100.00%
Bookabach [Member]
Income Taxes [Line Items]
Deferred tax liability							$ 228,000				$ 228,000
Percentage of ownership interest		75.00%				75.00%	55.00%				55.00%
Percentage of additional ownership interest acquired		20.00%				20.00%			20.00%